LAZARD RETIREMENT SERIES, INC.

Lazard Retirement Emerging Markets Strategic Equity Portfolio
Lazard Retirement Global Strategic Equity Portfolio
Lazard Retirement International Equity Advantage Portfolio

Supplement to Current Prospectus

Lazard Retirement Emerging Markets Strategic Equity Portfolio

The following replaces the table in "Summary Section—Lazard Retirement Emerging Markets Strategic Equity Portfolio—Fees and Expenses" in the Prospectus:

	Service	Investor
	Shares	Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	.25%	None
Other Expenses[1]	.18%	.18%
Total Annual Portfolio Operating Expenses	1.43%	1.18%
Fee Waiver and/or Expense Reimbursement[2]	.08%	.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.35%	1.10%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Reflects a contractual agreement by Lazard Asset Management LLC (the "Investment Manager") to waive its fee and, if necessary, reimburse the Portfolio until April 29, 2023, to the extent Total Annual Portfolio Operating Expenses exceed 1.35% and 1.10% of the average daily net assets of the Portfolio's Service Shares and Investor Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of "Acquired Funds," fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund's Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

The following replaces the table in "Summary Section—Lazard Retirement Emerging Markets Strategic Equity Portfolio—Example" in the Prospectus:

	1 Year	3 Years
Service Shares	$ 137	$ 445
Investor Shares	$ 112	$ 367

The following replaces any contrary information in the second table in "Fund Management—Investment Manager" in the Prospectus:

Name of Portfolio	Service Shares	Investor Shares
Retirement Emerging Markets Strategic Equity Portfolio	1.35%	1.10%

Lazard Retirement Global Strategic Equity Portfolio

The following replaces the table in "Summary Section—Lazard Retirement Global Strategic Equity Portfolio—Fees and Expenses" in the Prospectus:

	Service	Investor
	Shares	Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.75%	.75%
Distribution and Service (12b-1) Fees	.25%	None
Other Expenses[1]	.16%	.16%
Total Annual Portfolio Operating Expenses	1.16%	.91%
Fee Waiver and/or Expense Reimbursement[2]	.01%	.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%	.90%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Reflects a contractual agreement by Lazard Asset Management LLC (the "Investment Manager") to waive its fee and, if necessary, reimburse the Portfolio until April 29, 2023, to the extent Total Annual Portfolio Operating Expenses exceed 1.15% and .90% of the average daily net assets of the Portfolio's Service Shares and Investor Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of "Acquired Funds," fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund's Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

The following replaces the table in "Summary Section—Lazard Retirement Global Strategic Equity Portfolio—Example" in the Prospectus:

	1 Year	3 Years
Service Shares	$ 117	$ 367
Investor Shares	$ 92	$ 289

The following replaces any contrary information in the second table in "Fund Management—Investment Manager" in the Prospectus:

Name of Portfolio	Service Shares	Investor Shares
Retirement Global Strategic Equity Portfolio	1.15%	.90%

Lazard Retirement International Equity Advantage Portfolio

The following replaces the table in "Summary Section—Lazard Retirement International Equity Advantage Portfolio—Fees and Expenses" in the Prospectus:

	Service	Investor
	Shares	Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.65%	.65%
Distribution and Service (12b-1) Fees	.25%	None
Other Expenses[1]	.16%	.16%
Total Annual Portfolio Operating Expenses	1.06%	.81%
Fee Waiver and/or Expense Reimbursement[2]	.01%	.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	.80%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Reflects a contractual agreement by Lazard Asset Management LLC (the "Investment Manager") to waive its fee and, if necessary, reimburse the Portfolio until April 29, 2023, to the extent Total Annual Portfolio Operating Expenses exceed 1.05% and .80% of the average daily net assets of the Portfolio's Service Shares and Investor Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of "Acquired Funds," fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund's Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

The following replaces the table in "Summary Section—Lazard Retirement International Equity Advantage Portfolio—Example" in the Prospectus:

	1 Year	3 Years
Service Shares	$ 107	$ 336
Investor Shares	$ 82	$ 258

The following replaces any contrary information in the second table in "Fund Management—Investment Manager" in the Prospectus:

Name of Portfolio	Service Shares	Investor Shares
Retirement International Equity Advantage Portfolio	1.05%	.80%

Dated: June 28, 2022